Earnings per share	12 Months Ended
Dec. 31, 2022
Basic earnings per share [abstract]
Earnings per share [Text Block]

26. Earnings per share

	Year ended December 31,
	2022	2021
Weighted average common shares outstanding
Basic	261,858,531	261,462,323
Plus net incremental shares from:
Assumed conversion: stock options	358,997	-
Diluted weighted average common shares outstanding	262,217,528	261,462,323

For periods where Hudbay records a loss, Hudbay calculates diluted loss per share using the basic weighted average number of shares. If the diluted weighted average number of shares were used, the result would be a reduction in the loss, which would be anti-dilutive.

The determination of the diluted weighted-average number of common shares excludes the impact of 640,089 weighted-average stock options outstanding that were anti-dilutive for the year ended December 31, 2021 as the Company recorded a loss in the financial periods being reported. For the year ended December 31, 2022, Hudbay calculated diluted loss per share using 262,217,528 common shares (for the year ended December 31, 2021 - 261,462,323).